Provisions - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	£ 405	£ 380
Additional provisions	363
No later than one year
Disclosure of other provisions [line items]
Provisions	220	130
Customer remediation
Disclosure of other provisions [line items]
Provisions	106	£ 90
Net provision	37
Additional provisions	£ 45
Regulatory related UK Bank Levy | No later than one year
Disclosure of other provisions [line items]
Bank Levy rate	0.10%	0.10%
Regulatory related UK Bank Levy | More than one year
Disclosure of other provisions [line items]
Bank Levy rate	0.05%	0.05%
Restructuring
Disclosure of other provisions [line items]
Provisions	£ 32	£ 22
Additional provisions	56
Provisions for costs related to transformation programs	51
Operational risk provisions
Disclosure of other provisions [line items]
Additional provisions	163
Fraud losses
Disclosure of other provisions [line items]
Additional provisions	136
Legal provision
Disclosure of other provisions [line items]
Additional provisions	12
Regulatory fees
Disclosure of other provisions [line items]
Additional provisions	16
Customer remediation- mortgage book
Disclosure of other provisions [line items]
Additional provisions	45
Customer remediation- interest refund
Disclosure of other provisions [line items]
Additional provisions	30
Customer remediation- early repayment charges
Disclosure of other provisions [line items]
Additional provisions	10
Property Transformation Charges
Disclosure of other provisions [line items]
Additional provisions	£ 4